Prepayments and Other Current Assets - Summary of prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid rental and deposits	¥ 7,325	¥ 7,414
Prepayments to suppliers and other business related expenses	14,387	14,587
Receivables related to exercise of employee options		3,390
Costs to fulfill contracts with customers	5,612	1,568
Others	6,784	5,298
Total	¥ 34,108	¥ 32,257